MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600



                                   October 5, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Special Value Fund
     File #333-06935
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on September 29, 1998.


                                   Very truly yours,
                               /s/ Frank Bruttomesso
                                   Frank Bruttomesso
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink